Columbia Environmental Project Construction	6 Months Ended
Jun. 30, 2013
Columbia Environmental Project Construction Disclosure [Abstract]
Columbia Environmental Project Construction

4.       Columbia Environmental Project Construction - MGE Energy and MGE.

MGE and two other utilities jointly own Columbia, a coal-fired generating facility. WPL is the plant operator and permit holder, and owns 46.2% of Columbia. WPSC owns a 31.8% interest, and MGE owns a 22% interest, in Columbia. In early 2011, the PSCW issued a Certificate and Order authorizing the construction of scrubbers and bag houses and associated equipment on Columbia Units 1 and 2 to reduce SO2 and mercury emissions. The scrubbers and bag houses are expected to support compliance obligations for current and anticipated air quality regulations, including CAIR, CAIR's eventual replacement, the Mercury and Air Toxics Standards (MATS), and the Wisconsin Mercury Rule. The operator's current estimate shows that MGE's share of the capital expenditures required for this project is approximately $140 million. As of June 30, 2013, MGE had accumulated $98.9 million (excluding carrying costs) related to its share of the project, which is reflected in the Construction Work in Progress balance on MGE Energy's and MGE's consolidated balance sheets. MGE's share of the capital expenditures associated with the Columbia environmental project is expected to be approximately $29 million for the remainder of 2013 and $12 million in 2014. These amounts may change as a result of modifications to the project estimate or timing differences. MGE's share of various contractual commitments entered for the project as of June 30, 2013 is $38.6 million. For the three months ended June 30, 2013 and 2012, MGE has recognized after tax $0.6 million and $0.2 million, respectively, in AFUDC equity related to this project. For the six months ended June 30, 2013 and 2012, MGE has recognized after tax $1.1 million and $0.3 million, respectively, in AFUDC equity related to this project.

MGE expects that the costs pertaining to this project will be fully recoverable through rates. For 2012, the PSCW authorized MGE 100% AFUDC on this project during construction. Beginning in 2013, similar to MGE's other utility construction projects, the PSCW authorized MGE a 50% current return (included in customer rates) and the remaining 50% as AFUDC.